SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of accounting

The Partnership’s consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates. The Partnership qualifies as an investment company under the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide - Investment Companies (the “Audit and Accounting Guide”).

Cash and Cash Equivalents

Cash and Cash Equivalents

The Partnership has defined cash and cash equivalents as cash, money market funds and short-term, highly liquid investments with maturities of three months or less when acquired.  Money market funds, which are included in cash equivalents, are classified as Level 1 valuation inputs (quoted prices in active markets for identical assets) under the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

Valuation

Valuation

The Partnership’s policy is to value its financial instruments at fair market value. The Partnership’s commodities futures contracts traded on exchanges are valued at their close price. Foreign currency exchange contracts are valued at the midpoint between the bid and ask prices and are determined as of the close of business of the New York Stock Exchange. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded written options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the prior day’s close price, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by single broker quotes which use mathematical models which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

The value of Investments in Non-Consolidated LLCs is based on the Partnership’s proportionate share of the fair value of the financial instruments held by the Non-Consolidated LLCs plus any other assets and less any other liabilities held by the Non-Consolidated LLCs, which represents the net asset value of the Non-Consolidated LLC. The Non-Consolidated LLCs’ valuation policy is the same as that of the Partnership discussed above. Changes in the value of Investments in Non-Consolidated LLCs are reflected in the Consolidated Statements of Operations as Change in value of Investments in Non-

Consolidated LLCs, and includes the Partnership’s proportionate share of the operations of its investments in the Non-Consolidated LLCs, which includes income and expenses.

Cash at brokers

Cash at brokers —

A portion of the assets maintained at each of the Clearing Brokers is restricted to meet maintenance margin requirements.  Typically, margin requirements range from 1% to 10% of the face value of the derivatives traded.

Net Unrealized Profit (Loss) / Market Value on Open Contracts / Options

Net Unrealized Profit (Loss) / Market Value on Open Contracts / Options -

The Partnership, either directly or indirectly through its subsidiaries, in its normal course of business, enters into various derivatives contracts with MLPF&S, Newedge USA, JPMS, MS&Co., UBS Securities, UBS AG (“UBS”), and State Street each acting as the Partnership’s clearing brokers or derivatives counterparties. Pursuant to the brokerage agreements with MLPF&S, Newedge USA, JPMS, MS&Co. and UBS Securities (which include netting arrangements within each subsidiary), to the extent that such trading results in receivables from and payables to MLPF&S, Newedge USA, JPMS, MS&Co. and UBS Securities, these receivables and payables are offset and reported as a net receivable or payable with each broker.  Net receivables are included in the Consolidated Statements of Financial Condition under Equity in commodity futures trading accounts in Net unrealized profit/market value on open contracts/options; net payables are included in the Consolidated Statements of Financial Condition under Liabilities in Net unrealized loss/ market value on open contracts/options. Receivables and payables are netted by counterparty and Trading Advisor, as appropriate under GAAP.

Commodity futures, forwards and options contracts transactions are recorded on the trade date. The receivables and payables for forwards and options contracts represent the difference between the original contract value and the market value. The receivables and payables for futures contracts represent the variation margin, which is the daily fluctuation in market value of the futures contracts. The change in unrealized profit (loss) on open contracts from one period to the next is reflected in Change in unrealized in the Consolidated Statements of Operations.

Foreign Currency Transactions

Foreign Currency Transactions

The Partnership’s functional currency is the U.S. dollar; however, it has trading activities in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the dates of the Consolidated Statements of Financial Condition.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year.  Gains and losses resulting from the translation to U.S. dollars are reported in Realized in the Consolidated Statements of Operations.

Income Taxes

Income Taxes

No provision for income taxes has been made in these consolidated financial statements as each Partner is individually responsible for reporting income or loss based on such Partner’s respective share of the Partnership’s income and expenses as reported for income tax purposes.

The Partnership is subject to the provision of ASC 740, Income Taxes which sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Based on its analysis, the General Partner does not believe that the Partnership has any material uncertain tax positions that would require recognition or measurements in the Partnership’s Consolidated Financial Statements.

The Partnership files U.S. Federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Partnership’s U.S. Federal tax returns are open for the years ended 2012, 2011, 2010, and 2009. The statute of limitations on the Partnership’s state and local tax returns may remain open for an additional year depending on the jurisdiction.

There are no unrecognized tax benefits relating to the accompanying consolidated financial statements.

Distributions

Distributions

The Limited Partners are entitled to receive, equally per Unit, any distributions which may be made by the Partnership.  No such distributions have been declared for the years ended December 31, 2012, 2011 or 2010.

Subscriptions

Subscriptions

Units are offered as of the close of business at the end of each month.  Units are purchased as of the first business day of any month at Net Asset Value, but the subscription request generally must be received by the Transfer Agent at least ten calendar days before the end of the preceding month, or by such other date as determined by the General Partner, the distributor and/or Administrator in their discretion and communicated to the investor. Except as otherwise agreed in accordance with the forgoing,   subscriptions submitted less than ten days before the end of a month will be applied to Unit subscriptions as of the beginning of the second month after receipt, unless revoked by BRIM.

Redemptions

Redemptions

A Limited Partner may redeem some or all of such Partner’s Units at Net Asset Value as of the close of business on the last business day of any calendar month upon at least fifteen calendar days’ notice, or such lesser period as shall be acceptable to the General Partner in its sole discretion in advance of the requested effective date of redemption (“notice period”).  Series A units redeemed on or prior to the end of the twelfth full month after purchase are assessed an early redemption charge of 3% of their Net Asset Value as of the date of redemption which is paid to BRIM. The amount of the fees paid for the years ended December 31, 2012, 2011 and 2010 are $100,928, $82,819 and $76,261, respectively. Series I units are not subject to early redemption charges.

Redemption requests are accepted within the notice period.  Except as may be determined by the General Partner in its sole discretion (as indicated above), the Partnership does not accept any redemption requests after the notice period and redemption requests received after the notice period will be processed the following month.

Indemnifications

Indemnifications

In the normal course of business, the Partnership enters into contracts and agreements that contain a variety of representations and warranties and which provide general indemnifications.  The Partnership’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Partnership that have not yet occurred.  The Partnership expects the risk of any future obligation under these indemnifications to be remote.